MARCH  31,  2000

SEMI-ANNUAL

REPORT

CALVERT  CASH
RESERVES  INSTITUTIONAL  PRIME  FUND

TABLE
OF
CONTENTS

SHAREHOLDER
LETTER
1

STATEMENT
OF  NET  ASSETS
2

STATEMENT
OF  OPERATIONS
6

STATEMENTS
OF  CHANGES  IN
NET  ASSETS
7

NOTES  TO
FINANCIAL  STATEMENTS
8

FINANCIAL  HIGHLIGHTS
9

DEAR  SHAREHOLDERS:

DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2000, THE FEDERAL OPEN MARKET COMMITTEE (FOMC) RAISED THE FEDERAL FUNDS RATE THREE TIMES FROM 5.25% TO 6.00%. THEIR INTENTION WAS TO KEEP THE ECONOMY GROWING, BUT AT A SLOWER PACE IN ORDER TO KEEP INFLATION IN CHECK. THE U.S. ECONOMY HAS SHOWN SOME SIGNS OF INFLATION IN MANUFACTURING AND COMMODITY PRICES. IN ADDITION, LABOR MARKETS REMAIN
EXTREMELY TIGHT WITH UNEMPLOYMENT HOVERING AROUND 4%. THEREFORE, THE FED IS STILL IN A TIGHTENING MODE WITH MORE RATE INCREASES EXPECTED IN THE NEAR FUTURE. WITH FED FUNDS INCREASING, SHORT-TERM MONEY MARKET RATES SPIKE HIGHER AS WELL.

WE SHORTENED THE WEIGHTED AVERAGE MATURITY OF THE FUND TO 27 DAYS AT THE END OF THE YEAR TO TAKE ADVANTAGE OF HIGHER RATES ON VARIABLE RATE DEMAND NOTES AND ALSO TO KEEP THE PORTFOLIO INVESTED IN VERY LIQUID SECURITIES.

Y2K WAS A NON-EVENT AS FAR AS THE GENERAL PUBLIC AND THE ECONOMY WERE CONCERNED. HOWEVER, FEARS OF DISRUPTION AT THE END OF THE YEAR CAUSED SOME SHORT TERM RATES TO SPIKE HIGHER FOR A SHORT PERIOD OF TIME. IN PARTICULAR, THE LONDON INTERBANK OFFERED RATE (LIBOR) ROSE MUCH HIGHER AT YEAR-END. SINCE SOME OF THE SECURITIES IN THE PORTFOLIO USE LIBOR AS A BENCHMARK, THE FUND BENEFITED FROM THE INCREASE IN THESE RATES.

BY THE END OF THE FIRST QUARTER, WE EXTENDED THE AVERAGE MATURITY OF THE FUND TO 36 DAYS AS THE MARKET PRICED IN ADDITIONAL RATE HIKES BY THE FED.

PERFORMANCE

FOR THE PAST 6 MONTHS, THE FUND RETURNED 2.89%, VERSUS THE LIPPER INSTITUTIONAL MONEY MARKET = FUNDS AVERAGE OF 2.72%.

OUTLOOK

THE U. S. ECONOMY CONTINUES TO EXPAND AT A BLISTERING PACE. WITH THE EXTREMELY TIGHT LABOR MARKET AND CONSUMER PURCHASING POWER STILL IN HIGH GEAR, WE EXPECT THE FED WILL CONTINUE TO RAISE RATES UNTIL THE ECONOMY SLOWS TO A MORE ACCEPTABLE LEVEL OF GROWTH. ACCORDINGLY, WE WILL KEEP THE AVERAGE MATURITY OF THE FUND SHORT OF THE INDUSTRY AVERAGE TO TAKE ADVANTAGE OF STILL HIGHER RATES AS SECURITIES IN THE PORTFOLIO MATURE. WE WILL ALSO WAIT FOR SIGNS THAT THE ECONOMY IS SLOWING BEFORE WE LENGTHEN THE MATURITY OF THE FUND ANY FURTHER.

SINCERELY,




THOMAS  A.  DAILEY                    BARBARA  J.  KRUMSIEK
PORTFOLIO  MANAGER                    PRESIDENT  AND  CEO

APRIL  28,  2000

QUALITY  STRUCTURE  OF  PORTFOLIO
RULE 2A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940 APPLIES TO EVERY MONEY MARKET FUND TO ENSURE THAT A MONEY MARKET FUND INVESTS ONLY IN HIGH QUALITY OBLIGATIONS, TAKES MINIMAL CREDIT RISKS, AND SEEKS TO MAINTAIN A STABLE PRICE PER SHARE. THE FUND INVESTS IN ACCORDANCE WITH RULE 2A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

STATEMENT  OF  NET  ASSETS
MARCH  31,  2000
                                                       PRINCIPAL
TAXABLE  VARIABLE  RATE  DEMAND  NOTES  -  72.6%         AMOUNT         VALUE
50  WEST  14TH  PLACE  ILLINOIS,  6.25%,  2/1/29,  LOC:  HARRIS  TRUST
                                                     $4,800,000    $4,800,000
ALABAMA  INCENTIVES FINANCING AUTHORITY  SPECIAL OBLIGATION, 6.125%, 10/1/29,
     INSUR: AMBAC, BPA: SOUTHTRUST BANK, AL          17,425,000    17,425,000
ALSIP  MOTEL  LP,  6.33%,  5/1/24,  LOC:  FHLB  INDIANAPOLIS
                                                      3,850,000     3,850,000
AMERICAN  HEALTHCARE  FUNDING:
     6.20%,  5/1/27,  LOC:  LASALLE  BANK             5,000,000     5,000,000
     6.20%,  3/1/29,  LOC:  LASALLE  BANK             3,900,000     3,900,000
ARKANSAS STATE DEVELOPMENT FINANCE AUTHORITY, 6.20%, 8/1/30, LOC: FNB CHICAGO
                                                     11,800,000    11,800,000
BALTIMORE  COUNTY MARYLAND REVENUE,  6.15%, 1/1/29, LOC: FIRST UNION BANK, NC
                                                      4,800,000     4,800,000
BARDSTOWN KENTUCKY INDUSTRIAL BUILDING REVENUE, 6.20%, 10/1/19, LOC: BANK ONE
OHIO                                                  6,200,000     6,200,000
BARTON  HEALTHCARE,  6.20%,  2/15/25,  LOC: AMERICAN  NATIONAL BANK AND TRUST
                                                      6,140,000     6,140,000
BEL  AIR,  6.20%,  12/1/15, LOC: AMSOUTH BANK         6,245,000     6,245,000
BERKS  COUNTY  PENNSYLVANIA  IDA,  6.24%,  7/1/16,
     LOC:  FIRST  UNION  BANK                         3,000,000     3,000,000
BETTERS  GROUP,  6.20%,  2/1/12,  LOC:  CENTURY  NATIONAL  BANK  AND  TRUST,
     CONFIRMING  LOC:  MELLON  BANK                      45,000        45,000
BEXAR  COUNTY  TEXAS  HEALTH  FACILITIES  DEVELOPMENT,  6.25%,  2/1/22,  LOC:
KREDIETBANK                                           3,255,000     3,255,000
BOTSFORD  MICHIGAN  GENERAL  HOSPITAL  REVENUE, 6.15%, 2/15/27, LOC: MICHIGAN
NATIONAL                                              3,450,000     3,450,000
CALIFORNIA  HOUSING  FINANCE  AGENCY:
     6.65%,  9/1/00                                   4,800,000     4,800,000
     6.15%, 2/1/23, INSUR: FSA, BPA: CALSTERNS        7,500,000     7,500,000
     6.15%, 2/1/23, INSUR: FSA, BPA: COMMERZE BANK   22,500,000    22,500,000
CALIFORNIA  POLLUTION  CONTROL:
     6.34%,  6/1/14,  LOC:  COMERICA  BANK            2,960,000     2,960,000
     6.34%,  7/1/06,  LOC:  WELLS  FARGO BANK         1,700,000     1,700,000
CALIFORNIA  STATEWIDE  COMMUNITY  DEVELOPMENT,  6.15%,  7/1/27,  LOC:  HELLER
FINANCIAL,
     CONFIRMING  LOC:  COMMERZE  BANK                   525,000       525,000
CAPITAL  ONE  FUNDING:
     6.20%,  10/1/14,  LOC:  BANK  ONE OHIO          12,992,000    12,992,000
     6.20%,  9/1/16,  LOC:  BANK  ONE  OHIO             726,000       726,000
CAPREIT  CARMEL  FINANCIAL,  6.383%,  2/1/01,  LOC:  CREDIT  SUISSE
                                                     10,500,000    10,500,000
CHICAGO  ILLINOIS,  6.18%,  1/1/19,  INSUR:  FGIC,  BPA:  LASALLE  BANK
                                                      7,220,000     7,220,000
CLARK  COUNTY  NEVADA  IDA,  6.15%, 12/1/38, INSUR: AMBAC, BPA: BANK ONE OHIO
                                                     10,440,000    10,440,000
COLORADO  HEALTH  FACILITIES  AUTHORITY  REVENUE:
     6.25%,  2/1/13,  LOC:  KREDIETBANK               3,490,000     3,490,000
     6.70%,  4/1/20,  LOC:  KREDIETBANK              11,000,000    11,000,000
     6.25%,  2/1/25,  LOC:  KREDIETBANK              10,225,000    10,225,000
COLUMBUS  GEORGIA  IDA  REVENUE,  6.20%,  12/1/19,
     LOC:  BANK  OF  NOVA  SCOTIA                    16,200,000    16,200,000
COMMUNITY  HEALTH  SYSTEMS,  6.20%,  10/1/03,  FIRST  UNION  BANK,  NC
                                                     10,000,000    10,000,000
FAIRVIEW  HOSPITAL  &  HEALTHCARE  SERVICES,  6.25%,  11/1/15,  INSUR:  MBIA,
     BPA:  US  BANK  -  NATIONAL  ASSOCIATION         5,300,000     5,300,000
FLORIDA  HOUSING  FINANCE  AGENCY,  7.00%,  7/1/23,  LOC:  HELLER  FINANCIAL,
     CONFIRMING  LOC:  COMMERZE  BANK                   750,000       750,000
FOUR FISHERS, 6.34%, 4/1/24, LOC: LASALLE BANK        6,595,000     6,595,000
GLACIER 600 REVENUE BOND, 6.20%, 11/1/16, LOC: US BANK - NATIONAL ASSOCIATION
                                                      4,490,000     4,490,000
HEALTH  MIDWEST  VENTURES  GROUP,  6.15%,  8/1/19,  LOC:  BANK  OF  AMERICA
                                                      1,100,000     1,100,000
HEALTHRACK SPORTS AND WELLNESS, 6.20%, 2/15/27, LOC: AMERICAN NATIONAL BANK
AND TRUST                                             5,040,000     5,040,000
ILLINOIS  HOUSING  DEVELOPMENT  AUTHORITY:
     6.019%, 12/1/21, INSUR: AMBAC, TOA: CITIBANK     3,905,000     3,905,000
     5.969%, 6/1/22, INSUR: AMBAC, TOA: CITIBANK      1,590,000     1,590,000

                                                       PRINCIPAL
TAXABLE  VARIABLE  RATE  DEMAND  NOTES  -  CONT'D        AMOUNT         VALUE
INDIANA STATE DEVELOPMENT FINANCE AUTHORITY, 7.50%, 9/1/16, LOC: NATIONAL CITY
BANK                                                $29,800,000   $29,800,000
KIT CARSON COUNTY, COLORADO, 5.15%, 6/1/27, LOC: NORWEST BANK
                                                      2,000,000     2,000,000
LA MIRADA, CALIFORNIA IDA, 5.43%, 12/1/26, LOC: BANK ONE OHIO
                                                      3,250,000     3,250,000
LILIHA  PARTNERS  HAWAII,  6.20%,  8/1/24,  LOC:  FIRST  HAWAIIAN  BANK,
     CONFIRMING LOC: FIRST NATIONAL BANK CHICAGO      3,500,000     3,500,000
MARICOPA  COUNTY  ARIZONA  IDA,  6.15%,  2/1/29,
     LOC:  BANQUE  NATIONAL  DE  PARIS                1,855,000     1,855,000
MERITER HOSPITAL, 6.20%, 12/1/16, LOC: FIRSTAR BANK   5,200,000     5,200,000
MERITER  MANAGEMENT  SERVICES,  6.20%,  12/1/16,  LOC:  FIRSTAR  BANK
                                                      4,555,000     4,555,000
MISSISSIPPI  BUSINESS  FINANCE  AUTHORITY:
     6.35%, 11/1/06, LOC: MARSHALL & ILSLEY BANK      4,750,000     4,750,000
     6.30%,  12/1/13,  LOC:  FNB  BOSTON              2,500,000     2,500,000
     6.20%,  2/1/19,  GA:  SARA  LEE                  2,000,000     2,000,000
MONTGOMERY  COUNTY  NEW  YORK,  6.30%,  5/1/25,  LOC:  FHLB  NEW  YORK
                                                      3,610,000     3,610,000
MONTGOMERY  SURGICAL  CENTER,  6.25%,  3/1/24,  CONFIRMING LOC: SUNTRUST BANK
                                                      1,870,000     1,870,000
NEW  HAMPSHIRE BUSINESS FINANCIAL AUTHORITY, 6.10%, 11/1/17, GA: STATE OF NEW
HAMPSHIRE                                             5,000,000     5,000,000
NEW JERSEY SPORTS AND EXPO AUTHORITY, 6.019%, 1/1/17, INSUR: MBIA, TOA:
CITIBANK                                              1,000,000     1,000,000
NORTH  GREENBUSH  NEW  YORK  IDA,  6.40%,  11/1/08,  LOC:  ABN  AMRO  BANK
                                                      4,085,000     4,085,000
OHIO  STATE,  5.969%,  10/1/21, TOA: CITIBANK         4,500,000     4,500,000
PASADENA  CALIFORNIA  COPS,
     6.15%,  11/1/12,  LOC:  CALSTERNS                3,000,000     3,000,000
     6.15%,  11/1/12,  LOC:  CANADIAN IMPERIAL        3,000,000     3,000,000
PENNSYLVANIA  ECONOMIC  DEVELOPMENT  FINANCING  AUTHORITY,  6.40%,  4/5/00,
     IA:  BAYEREISCHE  LANDESBANK                    10,000,000    10,000,000
PHYSICIANS  PLUS  MEDICAL  GROUP,  6.30%,  8/1/16,  LOC:  LASALLE  BANK
                                                     12,100,000    12,100,000
PLEASANT HILL CALIFORNIA REDEVELOPMENT AGENCY, 6.20%, 8/1/26, LOC: HELLER FINANCIAL,
     CONFIRMING  LOC:  COMMERZE  BANK                   180,000       180,000
POINTE CHASE APARTMENTS MULITFAMILY, 6.20%, 12/1/29, LOC: COLUMBUS BANK & TRUST
                                                      8,175,000     8,175,000
POST APARTMENT HOMES LP, 6.13%, 7/15/29, LOC: FNMA   24,000,000    24,000,000
ROMAN CATHOLIC DIOCESE, 6.18%, 4/1/15, LOC: BANK OF AMERICA
                                                      6,300,000     6,300,000
ROOSEVELT PAPER COMPANY, 6.24%, 6/1/12, LOC: FIRST UNION, NC
                                                      6,600,000     6,600,000
SAN  JOAQUIN  MARINERS  ASSOCIATION,  6.25%,  7/1/29,  LOC:  CREDIT  SUISSE
                                                      1,900,000     1,900,000
SAN JOSE FINANCING AUTHORITY REVENUE, 6.15%, 12/1/25, INSUR: HELLER FINANCIAL,
     CONFIRMING  LOC:  COMMERZE  BANK                   510,000       510,000
SAN  LEANDRO  CALIFORNIA  MULTIFAMILY  HOUSING,  6.15%,  10/1/27, LOC: HELLER
FINANCIAL,
     CONFIRMING  LOC:  COMMERZE  BANK                 2,255,000     2,255,000
SAULT  SAINT  MARIE  TRIBE BUILDING, 6.471%, 6/1/03, LOC: FIRST AMERICAN BANK
                                                      3,795,000     3,795,000
SOUTH CENTRAL COMMUNICATIONS CORPORATION, 6.15%, 6/1/13, LOC: CITIZENS
NATIONAL BANK,
     CONFIRMING  LOC:  SUNTRUST  BANK                 9,270,000     9,270,000
ST. JOSEPHS COUNTY ECONOMIC DEVELOPMENT, 6.33%, 6/1/27, LOC: FHLB INDIANAPOLIS
                                                        865,000       865,000
STOW GLEN, 6.23%, 11/1/19, LOC: FIRSTSTAR BANK       10,575,000    10,575,000
SUFFOLK  COUNTY  NEW  YORK  IDA,  6.13%,  12/15/07,  LOC:  CHASE  MANHATTAN
                                                      3,420,000     3,420,000
SUSSEX  COUNTY  DELAWARE,  5.78%,  11/1/27,  LOC:  WILMINGTON  TRUST  CO.
                                                      3,000,000     3,000,000
TENNESSEE STATE, 6.25%, 7/2/01, BPA: TENNESSEE CONSOLIDATED RETIREMENT SYSTEM
                                                      5,400,000     5,400,000
TEXAS STATE, 6.949%, 12/1/27, TOA: CITIBANK          10,000,000    10,000,000
THAYER, 6.20%, 7/1/20, LOC: COLUMBUS BANK & TRUST     7,100,000     7,100,000
VILLAGE OF SCHAUMBERG ILLINOIS, 6.25%, 12/1/13, BPA: FIRST NATIONAL BANK
CHICAGO                                               2,700,000     2,700,000
VIRGINIA  STATE  HOUSING  DEVELOPMENT  AUTHORITY:
     6.019%,  11/1/11,  BPA:  CITIBANK                2,900,000     2,900,000
     6.20%,  1/1/47                                   4,000,000     4,000,000
     6.20%,  1/1/47,  GA:  VIRGINIA  HOUSING  DEVELOPMENT  AUTHORITY
                                                      4,040,000     4,040,000

                                                       PRINCIPAL
TAXABLE  VARIABLE  RATE  DEMAND  NOTES  -  CONT'D        AMOUNT         VALUE
WASHINGTON  STATE  HOUSING  FINANCE  COMMISSION,  6.15%:
     2/1/28, LOC: US BANK - NATIONAL ASSOCIATION     $2,950,000    $2,950,000
     7/1/29,  LOC:  BANK  ONE  ARIZONA                2,680,000     2,680,000
     7/15/32,  LOC:  FNMA                             2,200,000     2,200,000
WAUKESHA  HEALTH SYSTEMS, 6.15%, 8/15/26, LOC: BANK OF AMERICA
                                                        600,000       600,000
WENATCHEE VALLEY CLINIC, 6.20%, 11/23/24, LOC: US BANK - NATIONAL ASSOCIATION
                                                      9,745,000     9,745,000
    TOTAL TAXABLE VARIABLE RATE DEMAND NOTES (COST $484,193,000)  484,193,000

CORPORATE  OBLIGATIONS  -  10.4%
BAYEREISCHE  LANDESBANK  NEW  YORK,  5.875%,  4/7/00  9,500,000     9,499,987
BEAR  STEARNS  CO.,  INC.:
     6.50%,  7/5/00                                  13,000,000    13,026,166
     6.75%,  8/15/00                                 10,000,000    10,024,220
FORD  MOTOR  CREDIT,  7.30%,  5/9/00                  5,000,000     5,008,014
MERRILL  LYNCH:
     6.70%,  8/1/00                                  11,000,000    11,024,361
     6.74%,  2/7/01                                  10,000,000    10,000,000
SARA  LEE  CORPORATION:
     5.70%,  7/14/00                                  1,000,000     1,000,011
     5.75%,  7/14/00                                  4,000,000     4,000,588
VIRGINIA  ELECTRIC  AND POWER, 5.875%, 4/1/00         6,000,000     6,000,000

          TOTAL  CORPORATE  OBLIGATIONS  (COST  $69,583,347)       69,583,347


COMMERCIAL  PAPER  -  9.9%
BALTIMORE GAS AND ELECTRIC COMPANY, 5.50%, 7/15/00    2,470,000     2,468,283
DUKE  UNIVERSITY,  6.10%,  7/5/00                     6,000,000     5,903,417
JEFFERSON  PILOT  CORPORATION, 6.12%, 2/2/00         10,000,000     9,731,400
LOWER COLORADO RIVER AUTHORITY, 6.22%, 4/5/00         8,000,000     8,000,000
REGIONS  BANK,  NEW  YORK.  6.70%,  2/2/01           10,000,000     9,996,010
UBS  FINANCE  DELAWARE, INC., 6.28%, 4/3/00          30,000,000    29,989,533

          TOTAL  COMMERCIAL  PAPER  (COST $66,088,643)             66,088,643

CERTIFICATES  OF  DEPOSIT  -  3.3%
BANK  OF  MONTREAL,  CHICAGO,  5.09%, 4/17/00         5,000,000     4,999,936
CANADIAN  IMPERIAL,  6.67%,  2/12/01                  7,000,000     6,997,116
DEUTSCHE  BANK,  NEW  YORK.  5.97%,  9/5/00          10,000,000     9,998,357

          TOTAL  CERTIFICATES  OF  DEPOSIT  (COST  $21,995,409)    21,995,409

U.S.  GOVERNMENT  AGENCY  OBLIGATIONS  -  1.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION, 6.47%, 2/16/01
                                                     10,000,000     9,997,456

    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST  $9,997,456)     9,997,456

                                                       PRINCIPAL
REPURCHASE  AGREEMENTS  -  1.3%                          AMOUNT         VALUE
STATE STREET BANK, 6.15%, DATED 3/31/00, DUE 4/3/00
(COLLATERAL: $8,962,879, FHLMC,  6.17%,  6/8/00)     $8,800,000    $8,800,000

          TOTAL REPURCHASE AGREEMENTS (COST $8,800,000)             8,800,000

               TOTAL INVESTMENTS (COST $660,657,855) - 99.0%      660,657,855
               OTHER ASSETS AND LIABILITIES, NET - 1.0%             6,426,547
               NET  ASSETS  -  100%                              $667,084,402

NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  667,076,535  SHARES OF BENEFICIAL INTEREST,
UNLIMITED  NUMBER  OF NO  PAR  SHARES  AUTHORIZED                $667,078,350
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)                         11,876
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS             (5,824)
     NET  ASSETS                                                 $667,084,402
     NET  ASSET  VALUE  PER  SHARE                                      $1.00


EXPLANATION  OF  GUARANTEES:
BPA:  BOND-PURCHASE  AGREEMENT
LOC:  LETTER  OF  CREDIT
C/LOC:  CONFIRMING  LETTER  OF  CREDIT
GA:  GUARANTEE  AGREEMENT
INSUR:  INSURANCE
TOA:  TENDER  OPTION  AGREEMENT


ABBREVIATIONS:
VRDN:  VARIABLE  RATE  DEMAND  NOTES
IDA:  INDUSTRIAL  DEVELOPMENT  AUTHORITY
LP:  LIMITED  PARTNERSHIP
COPS:  CERTIFICATES  OF  PARTICIPATION



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  MARCH  31,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     INTEREST  INCOME                                             $18,900,895

EXPENSES:
     INVESTMENT  ADVISORY  FEE                                        792,704
     TRANSFER  AGENCY  FEES  AND  EXPENSES                              7,242
     TRUSTEES'  FEES  AND  EXPENSES                                    32,367
     ADMINISTRATIVE  FEES                                             158,541
     CUSTODIAN  FEES                                                   23,797
     ACCOUNTING  FEES                                                  27,685
     REGISTRATION  FEES                                                17,818
     REPORTS  TO  SHAREHOLDERS                                         17,277
     PROFESSIONAL  FEES                                                 9,356
     MISCELLANEOUS                                                     38,738
          TOTAL  EXPENSES                                           1,125,525
               REIMBURSEMENT  FROM  ADVISOR                         (287,830)
               FEES  PAID  INDIRECTLY                                (44,991)
               NET  EXPENSES                                          792,704
                    NET  INVESTMENT  INCOME                        18,108,191

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS                          (5,824)

                    INCREASE  (DECREASE)  IN  NET  ASSETS
                    RESULTING  FROM  OPERATIONS                   $18,102,367


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                SIX  MONTHS
                                                    ENDED       YEAR  ENDED
                                                  MARCH  31,   SEPTEMBER  30,
INCREASE  (DECREASE)  IN  NET  ASSETS                2000           1999
OPERATIONS:
     NET  INVESTMENT  INCOME                     $18,108,191      $29,948,477
     NET REALIZED GAIN (LOSS) ON INVESTMENTS         (5,824)            1,698

     INCREASE  (DECREASE)  IN  NET  ASSETS
     RESULTING  FROM  OPERATIONS                  18,102,367       29,950,175

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME                     (18,106,132)    (29,944,088)
          TOTAL  DISTRIBUTIONS                   (18,106,132)    (29,944,088)

CAPITAL  SHARE  TRANSACTIONS  IN  DOLLARS  AND  SHARES:
     SHARES  SOLD                              3,727,794,429    6,188,045,089
     REINVESTMENT  OF  DISTRIBUTIONS              13,760,900       22,089,728
     SHARES  REDEEMED                         (3,669,291,560)  (6,052,001,761)
          TOTAL  CAPITAL  SHARE TRANSACTIONS      72,263,769      158,133,056

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS      72,260,004      158,139,143

NET  ASSETS
BEGINNING  OF  PERIOD                            594,824,398      436,685,255
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME OF $11,876 AND $9,817 RESPECTIVELY) $667,084,402     $594,824,398


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT INSTITUTIONAL PRIME FUND (THE "FUND"), THE SOLE SERIES OF CALVERT CASH RESERVES, IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND OFFERS SHARES OF BENEFICIAL INTEREST TO THE PUBLIC WITH NO SALES CHARGE.
SECURITY VALUATION: SECURITIES ARE VALUED AT AMORTIZED COST WHICH APPROXIMATES MARKET.
REPURCHASE  AGREEMENTS:  THE  FUND  MAY  ENTER  INTO  REPURCHASE AGREEMENTS WITH
RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE ACCRUED DAILY AND PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE FUND'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNT OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE FUND'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT
ARRANGEMENT  IS  AN  ALTERNATIVE  TO  OVERNIGHT  INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED TRUSTEES OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON AN ANNUAL RATE OF
 .25% OF AVERAGE DAILY NET ASSETS. UNDER THE TERMS OF THE AGREEMENT, $103,207 WAS PAYABLE AT PERIOD END.
THE ADVISOR VOLUNTARILY REIMBURSED THE FUND FOR EXPENSES OF $287,830. CALVERT ADMINISTRATIVE SERVICES COMPANY, INC., AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF .05% OF THE AVERAGE DAILY NET ASSETS OF THE FUND. UNDER THE TERMS OF THE AGREEMENT, $26,333 WAS PAYABLE AT PERIOD END.
CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $3,454 FOR THE PERIOD ENDED MARCH 31, 2000. UNDER THE TERMS OF THE AGREEMENT, $516 WAS PAYABLE AT PERIOD END. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH TRUSTEE OF THE FUND WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES AN ANNUAL FEE OF $20,500 PLUS UP TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. TRUSTEE'S FEES ARE ALLOCATED TO EACH OF THE FUNDS SERVED. NOTE C - INVESTMENT ACTIVITY
THE COST OF INVESTMENTS OWNED AT MARCH 31, 2000 WAS THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES.
AS A CASH MANAGEMENT PRACTICE, THE FUND MAY SELL OR PURCHASE SHORT-TERM VARIABLE RATE DEMAND NOTES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR. THE BOARD HAS DETERMINED THAT ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES.

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NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT MARCH 31, 2000.




FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                                    MARCH 31,   SEPTEMBER 30,   SEPTEMBER 30,
                                      2000         1999             1998
NET  ASSET  VALUE,  BEGINNING           $1.00           $1.00           $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME             .029            .051            .056
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME            (.029)          (.051)         (.056)
NET  ASSET  VALUE,  ENDING              $1.00           $1.00           $1.00

TOTAL  RETURN                            2.89%           5.18%          5.74%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             5.71% (A)       5.05%          5.59%
     TOTAL  EXPENSES                      .35% (A)        .36%           .35%
     EXPENSES  BEFORE  OFFSETS            .26% (A)        .22%           .14%
     NET  EXPENSES                        .25% (A)        .21%           .13%
NET ASSETS, ENDING (IN THOUSANDS)    $667,084        $594,824        $436,685


                                                YEARS  ENDED
                                SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                    1997            1996           1995
NET  ASSET  VALUE,  BEGINNING           $1.00           $1.00           $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME             .055            .040            .045
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME            (.055)          (.040)         (.045)
NET  ASSET  VALUE,  ENDING              $1.00           $1.00           $1.00

TOTAL  RETURN                            5.55%           3.99%          4.55%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             5.55%           4.80%          4.53%
     TOTAL  EXPENSES                      .38%           1.20%          1.41%
     EXPENSES  BEFORE  OFFSETS            .07%            .73%          1.41%
     NET  EXPENSES                        .06%            .69%          1.39%
NET ASSETS, ENDING (IN THOUSANDS)    $375,351        $131,218         $26,775

(A)  ANNUALIZED

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CALVERT
CASH
RESERVES
INSTITUTIONAL
PRIME
FUND

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000  NORTH
BETHESDA,  MARYLAND  20814

CALVERT  GROUP
INFORMATION

TO  OPEN  AN  ACCOUNT
800-368-2748

YIELDS  AND  PRICES
CALVERT  INFORMATION  NETWORK
(24  HOURS,  7  DAYS  A  WEEK)
800-368-2745

SERVICE  FOR  EXISTING  ACCOUNT
SHAREHOLDERS:  800-368-2745
BROKERS:  800-368-2746

TDD  FOR  HEARING  IMPAIRED
800-541-1524

BRANCH  OFFICE
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SUITE  1000  NORTH
BETHESDA,  MARYLAND  20814

REGISTERED,  CERTIFIED
OR  OVERNIGHT  MAIL
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105

WEB  SITE
HTTP://WWW.CALVERT.COM




THIS  REPORT  IS  INTENDED  TO  PROVIDE  FUND
INFORMATION  TO  SHAREHOLDERS.  IT  IS  NOT  AUTHORIZED
FOR  DISTRIBUTION  TO  PROSPECTIVE  INVESTORS  UNLESS
PRECEDED  OR  ACCOMPANIED  BY  A  PROSPECTUS.